Segment information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 270,283	$ 229,833	$ 167,181
Less: equity investees' revenue	(319,405)	(317,297)	(306,396)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	589,688	547,130	473,577
Operating Segments | Transportation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	270,283	229,833	167,181
Operating Segments | CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	319,405	317,297	276,465
Operating Segments | WWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	0	0	29,931
CNG Compressor Business and Industrial Business Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 8,837	$ 46,268	$ 57,715